Significant Accounting Policies - Long-lived assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment
Amortization of intangible assets	$ 8,500,000	$ 9,100,000	$ 4,600,000
Depreciation expenses	36,155,000	32,122,000	28,642,000
Impairment charges of intangible assets	$ 0	$ 12,700,000	$ 0
Office building
Property and equipment
Estimated useful lives of assets	45 years	45 years
Office building related facilities
Property and equipment
Estimated useful lives of assets	20 years	20 years
Furniture and fixtures
Property and equipment
Estimated useful lives of assets	5 years	5 years
Land use rights
Property and equipment
Estimated useful lives of intangible assets	50 years	50 years
Amortization of intangible assets	$ 4,000,000.0	$ 2,400,000
Minimum
Property and equipment
Estimated useful lives of intangible assets	1 year
Minimum | Computers and equipment
Property and equipment
Estimated useful lives of assets	3 years
Maximum
Property and equipment
Estimated useful lives of intangible assets	10 years
Maximum | Computers and equipment
Property and equipment
Estimated useful lives of assets	4 years